Supplemental disclosure of cash flow information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosure of cash flow information
Accounts receivable	$ (12,372,139)	$ (2,622,018)
Costs and profits in excess of billings on uncompleted contracts	(3,849,077)	(950,653)
Inventory	(839,352)
Investment tax credits receivable	1,015,862	(562,980)
Royalties receivable	(65,845)	(1,060,000)
Deposits	145,379	(1,394,160)
Contract assets		(855,592)
Prepaid expenses	39,111	(39,042)
Accounts payable and accrued liabilities	1,953,208	(148,678)
Billings in excess of costs and profits on uncompleted contracts	1,485,969	3,508,315
Income taxes	(99,072)
Net change in balances related to operations	$ (12,585,956)	$ (4,124,808)